Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 23,674	¥ 20,801	¥ 34,266
Restructuring costs		33,005	22,379	59,713
Non-cash charges		(2,731)	(2,233)	(42,717)
Cash payments		(21,705)	(16,302)	(28,630)
Adjustments		598	(971)	(1,831)
Accrued restructuring charges, ending balance		32,841	23,674	20,801
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		19,486	11,634	22,531
Restructuring costs		24,449	18,999	9,854
Cash payments		(19,150)	(9,950)	(19,759)
Adjustments		955	(1,197)	(992)
Accrued restructuring charges, ending balance		25,740	19,486	11,634
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	2,731	2,233	42,717
Non-cash charges	[1]	(2,731)	(2,233)	(42,717)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		4,188	9,167	11,735
Restructuring costs		5,825	1,147	7,142
Cash payments		(2,555)	(6,352)	(8,871)
Adjustments		(357)	226	(839)
Accrued restructuring charges, ending balance		¥ 7,101	¥ 4,188	¥ 9,167

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.